SEGMENT REPORTING - Information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
SEGMENT REPORTING
Revenue	$ 1,472.5	$ 1,192.5
Total Adjusted Operating Profit of Reportable Segments	214.2	109.0
Adjustments:
Share-based payment expenses	(6.5)	(0.1)
Interest expense	(22.0)	(68.3)
Foreign currency exchange losses, net & other finance costs	3.9	(14.0)
Loss on debt extinguishment	0.0	14.3
Interest income	1.5	2.7
Income before tax	197.6	15.1
Operating segment
SEGMENT REPORTING
Revenue	1,472.5	1,192.5
Depreciation and amortisation expense	76.3	60.9
Total Adjusted Operating Profit of Reportable Segments	251.8	147.5
Adjustments:
Depreciation and amortization on PPA fair value step up	(76.3)	(60.9)
Reconciliation
SEGMENT REPORTING
Revenue	0.0	0.0
Depreciation and amortisation expense	1.4	1.6
Corporate expenses	(19.6)	(17.7)
Adjustments:
Depreciation and amortization on PPA fair value step up	(1.4)	(1.6)
Unallocated
SEGMENT REPORTING
Revenue	1,472.5	1,192.5
Depreciation and amortisation expense	77.7	62.5
Adjustments:
PPA	10.5	10.7
Depreciation and amortization on PPA fair value step up	(77.7)	(62.5)
Restructuring expenses	(2.9)	(0.9)
Expenses related to transaction activities	(0.3)	(5.8)
Expenses related to certain legal proceedings	0.7	0.0
Share-based payment expenses	(5.0)	(3.4)
Interest expense	(22.0)	(68.3)
Foreign currency exchange losses, net & other finance costs	3.9	(14.0)
Loss on debt extinguishment	0.0	(14.3)
Interest income	1.5	2.7
Income before tax	197.6	15.1
Technical Apparel | Operating segment
SEGMENT REPORTING
Revenue	663.8	517.1
Depreciation and amortisation expense	35.7	28.0
Total Adjusted Operating Profit of Reportable Segments	157.8	117.3
Adjustments:
Depreciation and amortization on PPA fair value step up	(35.7)	(28.0)
Outdoor Performance | Operating segment
SEGMENT REPORTING
Revenue	502.4	401.8
Depreciation and amortisation expense	30.9	25.3
Total Adjusted Operating Profit of Reportable Segments	73.8	19.4
Adjustments:
Depreciation and amortization on PPA fair value step up	(30.9)	(25.3)
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Revenue	306.3	273.6
Depreciation and amortisation expense	9.7	7.6
Total Adjusted Operating Profit of Reportable Segments	20.2	10.8
Adjustments:
Depreciation and amortization on PPA fair value step up	$ (9.7)	$ (7.6)